Commitments, Contingent Liabilities and Other Matters (Tables)	12 Months Ended
Dec. 31, 2016
Commitments, Contingent Liabilities and Other Matters
Schedule of future minimum lease payments due under non-cancellable operating leases

Total
(in thousands)
2017	$3,078
2018	2,772
2019	2,726
2020	2,551
2021	1,633
Thereafter	88
Total	$12,848